Offerings - Offering: 1	Apr. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.113% Fixed Rate / Floating Rate Senior Notes due 2036
Amount Registered | shares	1,708,500,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,708,500,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 261,572
Offering Note
(1)	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, based upon an exchange rate of $1.1316/€1 on April 24 , 2025, as published by Bloomberg L.P.